Exhibit 99.1
                                                                    ------------

To the Holders of:
CORPORATE BACKED CALLABLE TRUST CERTIFICATES, J.C. PENNEY DEBENTURE-BACKED SERIES 2007-1
*CUSIP:            21988T207 - 7.00% Class A-1 Certificates
*CUSIP:            21988TAA6 - 0.625% Class A-2 Certificates

U.S. Bank Trust National Association, as Trustee for the Corporate Backed Callable Trust Certificates, J.C. Penney Debenture-Backed Series 2007-1, hereby gives notice with respect to the Scheduled Distribution Date of March 1, 2010 (the "Distribution Date") as follows:

Record Date:  February 28, 2010
Collection Period:    September 1, 2009 to March 1, 2010, 180 Days
Distribution Date:    March 1, 2010
Underlying Security:  J.C. Penney Corporation, Inc.
                      7 5/8% Debentures due 3/1/2097
CUSIP of Underlying Security*:   708160BL9

Certificate Account Holdings as of beginning of Collection Period
Cash Balance:                                                                                          $0.00
Number of Underlying Securities Held:                                                                    One
Principal Amount of Underlying Security:                                                      $55,000,000.00

Cash Flows received during Collection Period
Scheduled Income received on Underlying Securities on Distribution Date:                       $2,096,875.00
Principal Received on Underlying Securities:                                                           $0.00

LESS:
Payment to Depositor of remaining Purchase Price of Underlying Security:                               $0.00
Class A-1 Allocation paid to Certificateholders:                                               $1,925,000.00
           Per $25 Class A-1 Certificate:                                                              0.875
Class A-2 Allocation paid to Certificateholders:                                                 $171,875.00
           Per $1,000 Notional Amount of Class A-2 Certificates:                                       3.125
Fee paid to Trustee:                                                                                   $0.00

Certificate Account Holdings at close of business on Distribution Date
Cash Balance:                                                                                          $0.00
Number of Underlying Securities Held:                                                                    One
Principal Amount of Underlying Securities:                                                    $55,000,000.00

Issued by Trust and outstanding as of beginning of Collection Period
2,200,000 Class A-1 Certificates representing Principal Balance:                              $55,000,000.00
Notional Amount of Class A-2 Certificates:                                                    $55,000,000.00
Number of Call Warrants:                                                                              55,000

Issued by Trust and outstanding at close of business on Distribution Date
2,200,000 Class A-1 Certificates representing Principal Balance:                              $55,000,000.00
Notional Amount of Class A-2 Certificates:                                                    $55,000,000.00
Number of Call Warrants:                                                                              55,000


U.S. Bank National Association, as Trustee


*The Trustee shall not be held responsible for the selection or use of the CUSIP number nor is any representation made as to its correctness. It is included solely for the convenience of the Holders.